Leases (Tables) - Ambulnz, Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases (Tables) [Line Items]
Schedule of comprise lease expenses
Components of total lease cost:	September 30, 2021	September 30, 2020
Operating lease expense	$1,446,067	$1,243,152
Short-term lease expense	256,448	77,442
Total lease cost	$1,702,515	$1,320,594
Components of total lease payment:	September 30, 2021	September 30, 2020
Finance lease payment	$1,972,283	$1,576,085
Short-term lease payment	—	—
Total lease payments	$1,972,283	$1,576,085

Components of total lease cost:	For the Years Ended December 31,
	2020	2019
Operating lease expense	$1,828,356	$1,347,184
Short-term lease expense	175,006	82,210
Total lease cost	$2,003,362	$1,429,394
Components of total lease payment:	For the Years Ended December 31,
	2020	2019
Finance lease payment	$2,122,550	$2,583,378
Short-term lease payment	—	—
Total lease payments	$2,122,550	$2,583,378

Schedule of supplemental balance sheet information
	September 30, 2021	December 31, 2020
Assets
Lease right-of-use assets	$4,511,988	$4,997,407
Total lease assets	$4,511,988	$4,997,407

Liabilities
Current liabilities:
Lease liability – current portion	$1,552,866	$1,620,470
Noncurrent liabilities:
Lease liability, net of current portion	3,220,829	3,638,254
Total lease liability	$4,773,695	$5,258,724
	September 30, 2021	December 31, 2020
Assets
Lease right-of-use assets	$8,224,418	$7,001,644
Total lease assets	$8,224,418	$7,001,644
Liabilities
Current liabilities:
Lease liability – current portion	$2,858,622	$1,876,765
Noncurrent liabilities:
Lease liability, net of current portion	6,233,850	5,496,899
Total lease liability	$9,092,472	$7,373,664

	As of December 31, 2020	As of December 31, 2019
Assets
Lease right-of-use assets	$4,997,407	$5,147,005
Total lease assets	$4,997,407	$5,147,005

Liabilities
Current liabilities:
Lease liability – current portion	$1,620,470	$1,252,727
Noncurrent liabilities:
Lease liability, net of current portion	3,638,254	4,411,190
Total lease liability	$5,258,724	$5,393,917
	As of December 31, 2020	As of December 31, 2019
Assets
Lease right-of-use assets	$7,001,644	$8,886,378
Total lease assets	$7,001,644	$8,886,378

Liabilities
Current liabilities:
Lease liability – current portion	$1,876,765	$1,849,086
Noncurrent liabilities:
Lease liability, net of current portion	5,496,899	6,976,621
Total lease liability	$7,373,664	$8,825,707

Schedule of weighted average remaining lease term and the weighted average discount rate
Weighted average remaining lease term (in years) – operating leases	4.29

Weighted average discount rate – operating leases	6.0%
Weighted average remaining lease term (in years) – finance leases	3.68

Weighted average discount rate – finance leases	6.00%

Weighted average remaining lease term (in years) – operating leases	4.33
Weighted average discount rate – operating leases	6.15%
Weighted average remaining lease term (in years) – finance leases	3.15
Weighted average discount rate – finance leases	5.67%

Schedule of maturities of operating lease liabilities
Operating Leases
2021, remaining	$520,185
2022	1,647,308
2023	1,200,637
2024	784,919
2025	796,541
2026 and thereafter	402,199
Total future minimum lease payments	5,351,789
Less effects of discounting	(578,094)
Present value of future minimum lease payments	$4,773,695
Finance Leases
2021, remaining	$730,383
2022	3,387,233
2023	2,628,443
2024	1,332,844
2025	1,379,690
2026 and thereafter	728,305
Total future minimum lease payments	10,186,898
Less effects of discounting	(1,094,426)
Present value of future minimum lease payments	$9,092,472

Years ending December 31,	Operating Leases
2021	$1,891,942
2022	1,463,982
2023	1,025,282
2024	616,863
2025	626,645
2026 and thereafter	317,618
Total future minimum lease payments	$5,942,332
Less effects of discounting	(683,608)
Present value of future minimum lease payments	$5,258,724
Years ending December 31,	Finance Leases
2021	$2,268,132
2022	2,723,654
2023	1,966,206
2024	683,549
2025	590,439
2026 and thereafter	—
Total future minimum lease payments	$8,231,980
Less: effects of discounting	(858,316)
Present value of future minimum lease payments	$7,373,664